Leases - Schedule of Costs Associated with Operating Lease Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease expense	$ 410	$ 353
Short-term lease expense	21	18
Variable lease expense	30	27
Total lease expense	$ 461	$ 398